Schedule of share capital issued (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	May 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amount balance, beginning of period							$ 213,528
Private placement, shares	9,584,100
Private placement							29,345	$ 2,445
Issuance costs, shares	575,046
Issuance costs	$ (2,460)	$ (2)		$ (15)			(2,688)	$ (126)
Exercise of warrants, shares		109,545	2,380,554	3,736,400	228,000	321,735
Exercise of warrants		$ 75	$ 2,188	$ 1,785	$ 101	$ 155
Amount balance, end of period	$ 241,604		$ 241,604	$ 213,528			$ 241,604		$ 213,528
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period						41,535,755	53,618,357	41,535,755	41,535,755
Amount balance, beginning of period						$ 209,296	$ 213,528	$ 209,296	$ 209,296
Private placement, shares							15,086,208		7,466,568
Private placement							$ 29,345		$ 2,445
Issuance costs, shares									329,899
Issuance costs							$ (3,532)		$ (254)
Exercise of warrants, shares							2,490,099		4,286,135
Exercise of warrants							$ 2,263		$ 2,041
Balance, end of period	71,194,664		71,194,664	53,618,357			71,194,664		53,618,357
Amount balance, end of period	$ 241,604		$ 241,604	$ 213,528			$ 241,604		$ 213,528